SHARE-BASED PAYMENTS - Narrative (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2021 shares tranche $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted-average share price for share options and warrants exercised (in usd per share) | $ / shares		$ 13.23	$ 10.55	$ 12.73
Granted (in shares) | shares		28,340	41,787	359,666
Weighted average remaining contractual life for options and warrants issued as share based payments		5 years 1 month 9 days	6 years 29 days	6 years 11 months 26 days
Minimum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise prices for options and warrants issued as share based payment (in usd per share) | $ / shares		$ 3.52	$ 3.52	$ 3.52
Maximum
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of exercise prices for options and warrants issued as share based payment (in usd per share) | $ / shares		$ 14.71	$ 14.71	$ 14.71
Total grants outstanding under 2020 Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum instruments available for grants (in shares) | shares		4,345,244
Annual increase, percentage		2.00%
Founders Awards
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted (in shares) | shares	4,056,770	28,340	41,787	359,666
Number of tranches | tranche	12
Award holding period	3 years
Volatility	55.00%
Risk free rate	1.24%
Holding period restriction discount percentage	20.00%
Expected weighted average time to vest	6 years 7 months 13 days
Exercise price (in usd per share) | $ / shares	$ 8.00
Weighted average fair value (in usd per share) | $ / shares	$ 1.92
RSU expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Other awards granted (in shares) | shares		543,960	628,515
Vesting percentage, share-based payments		25.00%
Vesting period, share-based payments		4 years
Granted (in usd per share) | $ / shares		$ 12.90	$ 9.42
RSU expense | Key Management and Directors
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Other awards granted (in shares) | shares		198,771	222,113
RSU expense | Key Management and Directors
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Other awards granted (in shares) | shares		198,771	222,113
Restricted shares expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Award restriction period		1 year	1 year
Restricted shares expense | Key Management and Directors
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		45.00%	35.00%	40.00%
Other awards granted (in shares) | shares		44,086	56,995	33,194
Granted (in usd per share) | $ / shares		$ 12.35	$ 8.47	$ 10.13